Segment information (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of operating segments [abstract]
Summary of Segment Revenue and Profit

Year ended 31 March 2020 (IFRS 15 & 16)	Consumer £m	Enterprise £m	Global £m	Openreach £m	Other £m	Total £m
Segment revenue	10,388	6,093	4,361	5,112	1	25,955
Internal revenue	(102)	(276)	—	(2,753)	—	(3,131)
Revenue from external customers[a]	10,286	5,817	4,361	2,359	1	22,824
Adjusted EBITDA[b]	2,426	1,965	634	2,858	24	7,907
Depreciation and amortisation[a]	(1,278)	(719)	(479)	(1,712)	(108)	(4,296)
Operating profit (loss)[a]	1,148	1,246	155	1,146	(84)	3,611
Specific items (note 9)						(328)
Operating profit						3,283
Net finance expense[c]						(897)
Share of post tax profit (loss) of associates and joint ventures						(33)
Profit before tax						2,353

Year ended 31 March 2019 (restatedd) (IFRS 15 & IAS 17)	Consumer[d] £m	Enterprise[d] £m	Global[d] £m	Openreach[d] £m	Other[d] £m	Total £m
Segment revenue	10,591	6,396	4,735	5,075	3	26,800
Internal revenue	(107)	(359)	—	(2,875)	—	(3,341)
Revenue from external customers[a]	10,484	6,037	4,735	2,200	3	23,459
Adjusted EBITDA[b]	2,331	1,910	444	2,744	(37)	7,392
Depreciation and amortisation[a]	(1,030)	(690)	(378)	(1,398)	(50)	(3,546)
Operating profit (loss)[a]	1,301	1,220	66	1,346	(87)	3,846
Specific items (note 9)						(425)
Operating profit						3,421
Net finance expense[c]						(756)
Share of post tax profit (loss) of associates and joint ventures						1
Profit before tax						2,666

Year ended 31 March 2018 (restatedd) (IAS 18 & IAS 17)	Consumer[d] £m	Enterprise[d] £m	Global[d] £m	Openreach[d] £m	Other[d] £m	Total £m
Segment revenue	10,296	6,711	5,013	5,278	8	27,306
Internal revenue	(103)	(441)	—	(3,016)	—	(3,560)
Revenue from external customers[a]	10,193	6,270	5,013	2,262	8	23,746
Adjusted EBITDA[b]	2,205	1,995	374	2,933	(2)	7,505
Depreciation and amortisation[a]	(1,013)	(676)	(432)	(1,330)	(63)	(3,514)
Operating profit (loss)[a]	1,192	1,319	(58)	1,603	(65)	3,991
Specific items (note 9)						(610)
Operating profit						3,381
Net finance expense[c]						(764)
Share of post tax profit (loss) of associates and joint ventures						(1)
Profit before tax						2,616

[a]	Before specific items.

[b]	Adjusted EBITDA, defined as EBITDA before specific items, net non-interest related finance expense, and share of profits or losses of associates and joint ventures.

[c]	Net finance expense includes specific item expense of £140m (2018/19: £139m, 2017/18: £218m). See note 9.

[d]
2018 and 2019 comparatives have been restated to reflect the change in allocation of group overhead costs and transfer of the Emergency Services Network contract from Consumer to Enterprise on 1 April 2019; and 2018 comparatives have also been restated for the transfer of our Northern Ireland Networks business from Enterprise to Openreach and reclassification of internal revenue generated by our Ventures business from 1 October 2018. See note 1.

Summary of Results of Internal Revenue and Costs
Internal revenue and costs

	Internal cost recorded by
Year ended 31 March 2020	Consumer £m	Enterprise £m	Global £m	Openreach £m	Other £m	Total £m
Internal revenue recorded by
Consumer	—	63	21	—	18	102
Enterprise	64	—	54	86	72	276
Global	—	—	—	—	—	—
Openreach	846	379	97	—	1,431	2,753
Total	910	442	172	86	1,521	3,131

	Internal cost recorded by
Year ended 31 March 2019	Consumer £m	Enterprise £m	Global £m	Openreach £m	Other £m	Total £m
Internal revenue recorded by
Consumer	—	69	20	—	18	107
Enterprise	63	—	51	177	68	359
Global	—	—	—	—	—	—
Openreach	920	401	112	—	1,442	2,875
Total	983	470	183	177	1,528	3,341

	Internal cost recorded by
Year ended 31 March 2018 (restateda)	Consumer £m	Enterprise £m	Global £m	Openreach £m	Other £m	Total £m
Internal revenue recorded by
Consumer	—	65	20	—	18	103
Enterprise[a]	130	—	51	173	87	441
Global	—	—	—	—	—	—
Openreach[a]	896	480	125	—	1,515	3,016
Total	1,026	545	196	173	1,620	3,560

[a]
2018 comparatives have been restated to reflect the transfer of our Northern Ireland Networks business from Enterprise to Openreach and reclassification of internal revenue generated by our Ventures business from 1 October 2018. See note 1.

Summary of Capital Expenditure
Capital expenditure

Year ended 31 March 2020	Consumer £m	Enterprise £m	Global £m	Openreach £m	Other £m	Total £m
Intangible assets[a]	291	218	123	103	55	790
Property, plant and equipment[b]	657	283	100	2,005	125	3,170
Capital expenditure	948	501	223	2,108	180	3,960

Year ended 31 March 2019 (restatedc)	Consumer £m	Enterprise £m	Global £m	Openreach £m	Other £m	Total £m
Intangible assets[a,c]	272	184	93	82	49	680
Property, plant and equipment[b,c]	672	367	152	1,999	93	3,283
Capital expenditure	944	551	245	2,081	142	3,963
Acquisition of spectrum[a]	—	—	—	—	304	304
Capital expenditure including spectrum	944	551	245	2,081	446	4,267

Year ended 31 March 2018 (restatedc)	Consumer £m	Enterprise £m	Global £m	Openreach £m	Other £m	Total £m
Intangible assets[a,c]	224	192	92	70	64	642
Property, plant and equipment[b,c]	590	405	186	1,629	70	2,880
Capital expenditure	814	597	278	1,699	134	3,522

[a]	Additions to intangible assets as presented in note 13.

[b]	Additions to property, plant and equipment as presented in note 14, inclusive of movement on engineering stores.

[c]
2018 and 2019 comparatives have been restated to reflect the transfer of the Emergency Services Network contract from Consumer to Enterprise on 1 April 2019; and 2018 comparatives have also been restated for the transfer of our Northern Ireland Networks business from Enterprise to Openreach from 1 October 2018. See note 1.

Summary of Geographic Information by Revenue from External Customers and Non-Current Assets
Revenue from external customers

Year ended 31 March	2020 £m	2019 £m	2018 £m
UK	19,401	19,683	19,687
Europe, Middle East and Africa, excluding the UK	1,904	2,280	2,489
Americas	924	936	996
Asia Pacific	595	560	574
Revenue[a]	22,824	23,459	23,746

[a]	Before specific items.
Non-current assets

At 31 March	2020 £m	2019 (restatedb) £m	2018 £m
UK	35,597	30,295	28,835
Europe, Middle East and Africa, excluding the UK	2,347	2,218	2,527
Americas	384	338	331
Asia Pacific	198	110	109
Non-current assets[a]	38,526	32,961	31,802

[a]
Comprising the following balances presented in the group balance sheet: intangible assets; property, plant and equipment; right-of-use assets; investments in associates and joint ventures; trade and other receivables and contract assets.

[b] 2019 comparatives restated to include contract assets totalling £249m.